Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2023	$ 4	$ 4	$ 83,762	$ 4,854	$ 26,689	$ (7,366)	$ 4,366	$ 112,313
Balance (in Shares) at Dec. 31, 2023	40,617,513	41,880,000
Net income (loss)					5,036		(24)	5,012
Capital contribution from non-controlling shareholders							981	981
Foreign currency translation						(680)	(30)	(710)
Balance at Jun. 30, 2024	$ 4	$ 4	83,762	4,854	31,725	(8,046)	5,293	117,596
Balance (in Shares) at Jun. 30, 2024	40,617,513	41,880,000
Balance at Dec. 31, 2024	$ 4	$ 4	83,762	5,959	36,462	(9,047)	6,302	123,446
Balance (in Shares) at Dec. 31, 2024	40,617,513	41,880,000
Net income (loss)					5,863		118	5,981
Capital contribution from non-controlling shareholders							237	237
Dividend to non-controlling shareholders							(28)	(28)
Foreign currency translation						507	28	535
Balance at Jun. 30, 2025	$ 4	$ 4	$ 83,762	$ 5,959	$ 42,325	$ (8,540)	$ 6,657	$ 130,171
Balance (in Shares) at Jun. 30, 2025	40,617,513	41,880,000